Quarterly Holdings Report
for

Fidelity® SAI Municipal Bond Index Fund

March 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

MBX-QTLY-0521
1.9894033.101

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Alabama - 1.1%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$75,519
Series 2017 A, 4% 6/1/37	25,000	28,631
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	70,000	76,276
Birmingham Wtrwks. Board:
Series 2013 B, 5% 1/1/38 (Pre-Refunded to 1/1/23 @ 100)	200,000	216,875
Series 2016, 3% 1/1/43	30,000	31,272
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	30,000	31,237
Series A, 4% 6/1/22	10,000	10,418
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	82,967
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	63,049
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	15,000	15,286
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	40,000	41,124
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	25,000	29,827
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	59,298
Series 2017 B1, 3.25% 9/1/31	45,000	48,724
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	100,000	105,527
Series 2017 B, 3% 7/1/35	30,000	31,997

TOTAL ALABAMA		948,027

Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	17,349
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	80,885
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	47,531
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	45,000	51,209
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	109,447
Series 2017 D, 5% 7/1/25	20,000	23,622
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	36,395
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,470
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	65,000	78,148
Series 2011 A, 5% 12/1/25	60,000	61,910
Series 2012 A, 5% 12/1/29	100,000	105,508
Series A:
5% 1/1/31	185,000	231,920
5% 1/1/36	25,000	30,194
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	26,360
5.25% 12/1/24	15,000	17,284
5.25% 12/1/26	15,000	18,253
Series 2007, 5.25% 12/1/23	15,000	16,734
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	112,417

TOTAL ARIZONA		1,094,636

Arkansas - 0.3%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	182,027
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	40,532

TOTAL ARKANSAS		222,559

California - 20.0%
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A, 5% 10/1/21	5,000	5,113
Series 2016 B:
3% 10/1/34 (FSA Insured)	10,000	10,605
5% 10/1/36	20,000	23,452
Anaheim Elementary School District Series 2016, 3% 8/1/46	125,000	129,316
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	34,961
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,920
Series 2018 A, 2.625%, tender 4/1/26 (a)	70,000	75,930
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	26,218
Series 2017 S7, 4% 4/1/47	45,000	51,044
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	45,000	47,193
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	105,000	110,116
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	11,414
Series S7, 5% 4/1/24	5,000	5,686
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	108,813
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A, 4% 6/1/34	75,000	90,517
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	10,000	11,524
Series BA, 5% 12/1/32	5,000	6,527
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	12,692
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,844
Series T1, 5% 3/15/39	20,000	28,691
Series U6, 5% 5/1/45	115,000	171,154
California Gen. Oblig.:
Series 2013:
4% 4/1/43	40,000	42,327
5% 9/1/27	70,000	77,743
5% 11/1/30	15,000	16,761
Series 2014:
4% 11/1/44	10,000	11,013
4.125% 5/1/44	100,000	109,168
5% 11/1/22	225,000	242,167
5% 11/1/24	100,000	116,471
5% 12/1/24	15,000	16,864
5% 10/1/28	10,000	11,572
5% 8/1/35	20,000	22,941
Series 2015:
5% 8/1/23	25,000	27,781
5% 8/1/26	30,000	35,064
5% 8/1/26	20,000	23,816
5% 9/1/26	40,000	47,744
5% 9/1/28	50,000	59,367
5% 8/1/29	20,000	23,666
5% 8/1/30	50,000	58,069
5% 8/1/45	30,000	35,121
Series 2016:
3% 9/1/33	30,000	32,410
4% 9/1/28	65,000	75,862
5% 9/1/22	115,000	122,845
5% 9/1/23	50,000	55,748
5% 9/1/24	55,000	63,688
5% 9/1/25	25,000	29,973
5% 9/1/26	15,000	18,520
5% 8/1/27	30,000	36,827
5% 9/1/30	20,000	24,490
5% 9/1/45	10,000	12,021
Series 2017:
3.5% 8/1/27	75,000	87,615
4% 8/1/27	55,000	64,499
4% 11/1/36	165,000	193,791
4% 8/1/37	25,000	29,148
5% 11/1/22	95,000	102,248
5% 8/1/23	40,000	44,450
5% 11/1/24	95,000	110,647
5% 8/1/27	30,000	37,817
5% 11/1/27	25,000	31,705
Series 2019:
3% 10/1/34	165,000	183,728
3% 10/1/36	50,000	54,893
4% 4/1/25	5,000	5,712
5% 4/1/25	10,000	11,820
5% 4/1/27	5,000	6,250
5% 11/1/28	50,000	64,786
5% 4/1/35	85,000	96,332
5% 4/1/37	75,000	84,927
5% 4/1/45	130,000	161,537
Series 2020:
3% 11/1/35	150,000	168,567
4% 3/1/28	60,000	72,622
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	84,557
Series 2013 A:
4% 3/1/43	40,000	41,676
5% 3/1/22	405,000	422,313
Series 2013 A3, 5% 7/1/23	40,000	44,291
Series 2016 B:
5% 11/15/46	15,000	17,489
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	12,387
Series 2017 A, 5% 11/1/27	30,000	38,223
Series 2018 A:
4% 11/15/42	20,000	22,618
5% 11/15/26	25,000	30,736
5% 11/15/33	35,000	43,502
Series A, 5% 8/15/47	15,000	17,460
California Infrastructure and Econ. Dev. Bank Rev. Series 2016:
5% 10/1/26	25,000	30,491
5% 10/1/29	25,000	30,299
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	30,000	32,507
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 4% 5/15/48	115,000	126,978
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26	40,000	44,893
Series 2014 A, 5% 11/1/29	40,000	46,418
Series 2015 A:
5% 11/1/26	15,000	18,038
5% 11/1/27	80,000	96,042
Series 2016 A:
3.2% 11/1/37	15,000	15,960
4% 11/1/38	50,000	56,580
5% 11/1/45	25,000	29,616
Series 2017 A, 5% 11/1/21	100,000	102,820
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	11,140
5% 1/1/32	30,000	36,094
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (a)	70,000	92,133
Series 2015:
3% 8/15/29	50,000	54,546
5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	55,000	64,092
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	34,267
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	31,267
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	38,934
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	77,358
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,495
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	76,566
Series 2017 B, 5% 6/1/32	45,000	56,084
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	46,078
0% 8/1/38	85,000	55,613
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	68,287
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	72,554
0% 8/1/33	85,000	67,290
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	27,138
Series 2013 A:
0% 1/15/24 (FSA Insured)	10,000	9,742
5% 1/15/42 (FSA Insured)	105,000	116,303
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	23,169
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	90,000	104,261
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,436
Fresno Unified School District Series B, 3% 8/1/43	110,000	114,520
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	43,687
Series 2015 A:
5% 6/1/32	30,000	35,166
5% 6/1/35	10,000	11,668
5% 6/1/40	15,000	17,428
5% 6/1/45	35,000	40,595
Series 2018 A:
5% 6/1/21	25,000	25,188
5% 6/1/22	20,000	21,106
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	34,330
Series 2016 B, 3% 8/1/45	30,000	31,076
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	101,111
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	55,000	58,509
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	51,727
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	33,847
5.5% 11/15/37	30,000	43,334
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	75,000	79,875
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	111,663
Series 2016, 3% 8/1/32	80,000	86,629
Series B, 0% 8/1/35	90,000	66,931
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	20,000	25,251
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	23,127
Series C, 5% 8/1/22	10,000	10,638
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	38,934
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	23,127
Series K, 4% 8/1/35	20,000	23,239
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	55,909
Series 2020 A, 4% 6/1/36	250,000	303,802
Los Angeles Dept. Arpt. Rev.:
Series 2016 A:
5% 5/15/27 (b)	115,000	138,235
5% 5/15/28 (b)	50,000	59,738
Series B, 5% 5/15/34 (b)	95,000	117,240
Series C, 5% 5/15/33 (b)	155,000	188,542
Series D, 5% 5/15/26 (b)	5,000	6,042
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	40,000	43,345
5% 7/1/24	50,000	54,135
Series 2014 C, 5% 7/1/29	65,000	74,392
Series 2014 D, 5% 7/1/44	45,000	51,004
Series 2017 A, 5% 7/1/28	20,000	24,816
Series A, 5% 7/1/31	35,000	43,923
Series B:
5% 7/1/30	25,000	32,320
5% 7/1/30	50,000	55,210
Series C, 5% 7/1/37	25,000	32,074
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C:
5% 7/1/24	130,000	137,804
5% 7/1/25	30,000	31,797
Series 2014 A, 5% 7/1/44	25,000	28,336
Series A:
5% 7/1/33	55,000	67,755
5% 7/1/33	5,000	6,270
Series B:
5% 7/1/25	20,000	22,150
5% 7/1/37	100,000	125,970
Series C, 5% 7/1/23	10,000	10,602
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	45,646
Los Angeles Solid Waste Resources Rev. Series 2018 A, 4% 2/1/32	35,000	40,972
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	11,501
Series 2016 A, 5% 7/1/40	30,000	35,035
Series 2018 B1, 5% 7/1/23	155,000	171,518
Series 2019 A, 5% 7/1/28	20,000	25,847
Series 2020, 5% 7/1/25	90,000	107,256
Series A:
5% 7/1/22	70,000	74,209
5% 7/1/22	20,000	21,203
5% 7/1/29	45,000	59,077
5% 7/1/30	25,000	32,727
Series B, 5% 7/1/25	15,000	17,876
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/22	50,000	53,419
Los Angeles Wastewtr. Sys. Rev. Series 2013 A, 5% 6/1/24	5,000	5,512
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	5,304
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	54,056
Series A, 5% 7/1/39	135,000	171,049
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/25	225,000	217,569
0% 8/1/30	150,000	123,048
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	39,916
Mt. San Jacinto Cmnty. College District Series B, 4% 8/1/43	100,000	115,193
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	52,106
Series 2017, 0% 8/1/39	5,000	2,821
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	26,296
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (FSA Insured)	35,000	36,773
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	43,958
0% 8/1/32	100,000	83,776
0% 8/1/33	15,000	12,243
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	229,049
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	16,019
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,088
Placentia-Yorba Linda Unified School District (Rfdg. Proj.) Series A, 4% 10/1/30 (FSA Insured)	200,000	225,069
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	36,644
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series A, 4% 10/1/40	60,000	67,193
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	61,515
Sacramento County Wtr. Fing. Auth. Rev. (Sacramento County Wtr. Agcy. Zones 40 And 41 2019 Rfdg. Proj.) Series 2019, 5% 6/1/25	125,000	148,716
San Bernardino Cmnty. College District Series B:
0% 8/1/38	200,000	124,802
0% 8/1/48	45,000	20,305
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	25,000	32,719
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/41 @ 100) (c)	20,000	11,333
Series 2016, 5% 8/1/41	5,000	6,013
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B, 5% 7/1/43 (b)	75,000	82,001
Series 2019 A, 5% 7/1/34	75,000	94,418
San Diego County Wtr. Auth. Rev. Series 2016 B, 5% 5/1/38	25,000	29,861
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	115,000	146,327
5.25% 8/1/47	10,000	12,528
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	165,000	183,674
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	10,000	12,830
Series A, 0% 7/1/31	55,000	46,442
Series B, 3.25% 7/1/48	80,000	85,644
Series C, 0% 7/1/43	40,000	23,506
Series F1, 5.25% 7/1/28	10,000	13,091
Series R1, 0% 7/1/30	35,000	30,374
Series R3, 5% 7/1/21	60,000	60,706
Series R4, 5% 7/1/28	145,000	171,860
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	52,145
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	40,000	46,073
Series 2019 B1, 4% 8/1/44	225,000	264,205
Series A1, 5% 8/1/47	45,000	55,597
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	36,790
Series 2016 A, 5% 5/1/26	20,000	24,420
Series 2017 A, 5% 5/1/47 (b)	20,000	23,443
Series 2017 D, 5% 5/1/24 (b)	35,000	39,839
Series 2018 G, 5% 5/1/27 (b)	65,000	80,600
Series 2019 A, 5% 5/1/49 (b)	25,000	29,956
Series 2019 D:
5% 5/1/26	65,000	79,365
5% 5/1/39	20,000	24,909
Series 2020 A, 4% 5/1/39 (b)	35,000	40,565
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	39,279
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	168,204
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	45,000	50,841
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	23,478
Series 2020 A, 5% 11/1/50	30,000	38,210
Series D, 5% 11/1/28	35,000	44,255
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/22 (Escrowed to Maturity)	100,000	99,897
0% 1/1/25 (Escrowed to Maturity)	50,000	49,075
0% 1/1/26 (Escrowed to Maturity)	25,000	24,140
0% 1/1/27 (Escrowed to Maturity)	30,000	28,331
0% 1/1/28 (Escrowed to Maturity)	30,000	27,769
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,792
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,859
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	71,555
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	29,722
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	64,249
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	56,522
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (c)	50,000	49,998
0% 9/1/41 (c)	10,000	11,263
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	43,823
Series 2019 A, 3% 5/1/42	100,000	105,600
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	39,635
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	59,899
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	53,147
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	10,000	11,120
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	145,000	154,818
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	36,904
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	155,000	156,154
Tulare Swr. Rev. Series 2015, 5% 11/15/45 (FSA Insured)	175,000	206,582
Turlock Irrigation District Rev. Series 2016, 5% 1/1/41	125,000	151,920
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	90,000	43,119
Univ. of California Revs.:
Series 2013 AI, 5% 5/15/32	85,000	93,213
Series 2014, 5% 5/15/25	75,000	85,886
Series 2016, 5% 5/15/35	15,000	18,034
Series 2017 AV, 5% 5/15/47	60,000	73,603
Series AF, 5% 5/15/24	50,000	54,987
Series AM, 5.25% 5/15/37	15,000	17,137
Series AO, 5% 5/15/32	50,000	58,902
Series AY, 5% 5/15/28	30,000	37,533
Series I:
5% 5/15/23	25,000	27,522
5% 5/15/28	135,000	159,336
Series M, 5% 5/15/36	20,000	24,656
Series O, 4% 5/15/29	60,000	72,351
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	125,000	137,852
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	80,000	86,170
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	64,497
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	25,872
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (FSA Insured)	140,000	126,983
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	82,830
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	30,000	32,037

TOTAL CALIFORNIA		17,291,822

Colorado - 1.0%
Colorado Health Facilities Auth.:
Series 2018 A, 4% 11/15/48	5,000	5,639
Series 2019 A, 5% 11/1/29	65,000	84,687
Series 2019 A1, 4% 8/1/44	10,000	11,095
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	32,881
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	30,691
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	75,000	79,987
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	55,000	59,272
Series 2013 B, 5% 11/15/24	150,000	168,227
Series 2017 A:
5% 11/15/26 (b)	55,000	67,213
5% 11/15/28 (b)	30,000	37,096
Series 2018 B, 3.5% 12/1/35	10,000	11,027
Series 2019 C, 5% 11/15/31	20,000	25,803
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,508
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	12,576
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	24,444
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	39,558
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	120,000	137,536
Series 2016 B1, 2.75% 6/1/30	15,000	16,062

TOTAL COLORADO		849,302

Connecticut - 1.2%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	68,791
Series 2015 B, 3.375% 6/15/29	25,000	27,127
Series 2016 A, 5% 3/15/26	15,000	18,122
Series 2017 A, 5% 4/15/27	85,000	105,455
Series 2019 A, 5% 4/15/27	15,000	18,610
Series 2020 C, 4% 6/1/31	25,000	30,414
Series A:
5% 3/15/24	50,000	56,813
5% 3/15/28	15,000	17,459
Series C, 4% 6/15/24	25,000	27,870
Series D:
4% 8/15/31	45,000	51,208
5% 4/15/26	25,000	30,277
Series E:
3.375% 10/15/36	20,000	21,415
5% 9/15/25	25,000	29,829
5% 10/15/25	20,000	23,927
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 5% 7/1/42	10,000	10,397
Series 2019 A, 4% 7/1/34	45,000	51,149
Series R, 3.375% 7/1/37	10,000	10,767
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	20,000	21,360
Series B1, 3.45% 11/15/41	20,000	20,822
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	55,000	61,253
Series 2016 A, 5% 9/1/31	25,000	30,141
Series 2018 A, 5% 1/1/27	20,000	24,633
Series A, 4% 9/1/35	55,000	62,045
Series B:
5% 10/1/33	15,000	18,713
5% 10/1/36	80,000	98,971
Hartford County Metropolitan District Series A, 4% 4/1/39 (Pre-Refunded to 4/1/22 @ 100)	30,000	31,156
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,511

TOTAL CONNECTICUT		1,000,235

Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	6,000	6,522
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	65,000	83,673

TOTAL DELAWARE		90,195

District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Series 2015 A, 5% 6/1/30	125,000	147,187
Series 2016 A, 5% 6/1/32	40,000	48,281
Series 2017 A, 5% 6/1/29	10,000	12,457
Series 2019 A, 5% 10/15/44	55,000	68,478
District of Columbia Income Tax Rev.:
Series 2019 C, 5% 10/1/33	295,000	383,997
Series 2020 B, 5% 10/1/27	50,000	63,466
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	29,734
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	37,469
Series 2014 C:
5% 10/1/27	30,000	34,603
5% 10/1/28	25,000	28,798
Series 2019 A, 5% 10/1/44	30,000	37,829
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	30,000	31,225
4% 10/1/53	5,000	5,589
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	48,036
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	12,362
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	26,416
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,539
Series 2010 A, 0% 10/1/37	50,000	28,113
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	50,000	53,465
Series 2014 A:
5% 10/1/28 (b)	20,000	22,874
5% 10/1/29 (b)	50,000	57,038
5% 10/1/44 (b)	75,000	84,975
Series 2018 A, 5% 10/1/27 (b)	40,000	49,968
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	49,490
Series 2017 B:
5% 7/1/26	50,000	61,030
5% 7/1/42	50,000	59,913
Series 2018, 5% 7/1/30	35,000	43,065

TOTAL DISTRICT OF COLUMBIA		1,529,397

Florida - 4.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	15,508
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	65,000	69,261
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,738
Broward County School Board Ctfs. of Prtn. Series 2019 A, 5% 7/1/28	150,000	190,833
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	5,000	5,607
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	80,000	91,787
Series 2018 A, 4% 6/1/37	55,000	64,521
Series 2019 D, 4% 6/1/30	65,000	79,753
Series C:
4% 6/1/28	20,000	21,540
5% 6/1/25	170,000	201,480
Series D, 4% 6/1/32	50,000	57,654
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	52,729
Florida Dept. of Trans. Tpk. Rev. Series 2019 B, 3% 7/1/43	30,000	32,446
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	68,253
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (b)	30,000	36,534
Series 2019 A, 5% 10/1/27 (b)	210,000	261,436
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	26,610
Hillsborough County Cap. Impt. Series 2019, 3.25% 8/1/49	40,000	43,308
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	45,000	47,379
5% 10/1/28	35,000	38,132
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	20,000	22,094
Series 2014, 5% 10/1/28	115,000	132,300
Series 2019 A:
5% 10/1/27	20,000	25,098
5% 10/1/29	25,000	32,644
5% 10/1/32	10,000	13,040
JEA Wtr. & Swr. Sys. Rev.:
Series 2014 A, 4% 10/1/40	100,000	107,996
Series 2017 A, 4% 10/1/34	135,000	155,732
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	31,170
Miami Beach Series 2019, 3.25% 5/1/49	25,000	26,560
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	16,486
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	100,000	107,117
Series 2012 B:
5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	90,000	96,545
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	30,000	32,182
Series 2016 A, 5% 10/1/41	20,000	23,577
Series 2020 A, 4% 10/1/39	70,000	81,972
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	20,000	10,425
0% 10/1/46	50,000	21,178
0% 10/1/47	90,000	36,639
Series 2012 B, 5% 10/1/32 (Pre-Refunded to 10/1/22 @ 100)	50,000	53,636
Series 2016:
0% 10/1/31	35,000	26,278
0% 10/1/32	25,000	17,974
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	10,817
Series 2018 A, 4% 4/1/53	25,000	27,376
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	74,029
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,954
Series 2015 B, 5% 7/1/27	40,000	45,822
Series 2015 D, 3% 7/1/39	5,000	5,339
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	65,000	76,568
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	26,354
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	32,502
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	250,000	291,365
Series 2017 B, 3.125% 10/1/39	20,000	21,437
Series 2019 B, 3% 10/1/49	40,000	42,398
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	60,156
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/44	35,000	40,596
Series 2016, 4% 10/1/45	35,000	37,952
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	22,708
Series 2016 B, 4% 10/1/36	30,000	33,914
Series 2017, 5% 10/1/27	25,000	31,373
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35	75,000	82,319
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	125,000	155,124
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,309
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40	10,000	11,774
Polk County School District Sales Tax Rev. Series 2019, 5% 10/1/28	120,000	154,920
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	55,590
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	71,931
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	110,213
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	15,976
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/26	80,000	84,726
Series 2020 A, 0% 9/1/53	195,000	57,049

TOTAL FLORIDA		4,231,743

Georgia - 2.0%
Atlanta Arpt. Rev.:
Series 2012 C, 5% 1/1/37 (b)	120,000	124,016
Series 2019 B, 4% 7/1/49 (b)	50,000	55,758
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5% 11/1/21	25,000	25,699
Series 2015:
5% 11/1/32	30,000	34,889
5% 11/1/40	20,000	23,238
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	59,170
5% 11/1/28	40,000	46,798
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	30,000	31,541
Brookhaven Dev. Auth. Rev. Series 2019 A:
3% 7/1/46	100,000	104,801
5% 7/1/26	10,000	12,229
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	85,000	87,025
Forsyth County Wtr. & Swr. Auth. Series 2015, 5% 4/1/41	50,000	58,172
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	37,136
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	5,405
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	21,980
Series 2020 A, 5% 2/15/31	40,000	51,630
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46	120,000	127,187
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	59,089
Series 2016 F, 5% 1/1/26	90,000	108,996
Series 2017 A, 5% 2/1/27	10,000	12,504
Series 2017 C:
5% 7/1/27	5,000	6,321
5% 7/1/30	25,000	31,118
Series 2018 A:
3% 7/1/33	25,000	27,962
5% 7/1/27	20,000	25,285
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	15,899
Series 2020 A, 3.15% 12/1/44	100,000	104,817
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	20,830
Series 2017 B, 3.2% 12/1/32	20,000	21,356
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (FSA Insured)	110,000	123,634
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	68,400
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	31,977
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	45,000	46,543
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	35,000	44,537
Series 2014 A, 5% 7/1/24	25,000	27,610
Series 2018 A, 3% 7/1/23	25,000	26,485
Series 2019 A, 3.125% 7/1/46	5,000	5,317
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	15,644
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	6,673

TOTAL GEORGIA		1,737,671

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	11,603
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	21,511
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	110,000	131,380
Series 2016 FG, 5% 10/1/30	30,000	36,602
Series FH, 5% 10/1/29	25,000	30,546
Series FN 5% 10/1/22	90,000	96,447
Series FW, 3.5% 1/1/38	5,000	5,544
Honolulu City and County Wastewtr. Sys.:
Series 2012 A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	100,000	106,052
Series 2016 B, 4% 7/1/33	15,000	17,060
Series 2018 A, 3.375% 7/1/42	5,000	5,401

TOTAL HAWAII		462,146

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	30,584
5% 3/1/28	10,000	12,454
Series 2015 ID, 5.5% 12/1/29	25,000	29,745

TOTAL IDAHO		72,783

Illinois - 4.2%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/31	20,000	15,542
Series 2002 B, 5% 1/1/26	30,000	33,765
Series 2007 E, 5.5% 1/1/35	20,000	22,393
Series 2014 A:
5.25% 1/1/30	95,000	103,324
5.25% 1/1/31 (FSA Insured)	75,000	81,011
Series 2015 A:
5% 1/1/26	15,000	16,882
5.5% 1/1/33	15,000	16,847
Series 2019 A, 5% 1/1/40	25,000	29,292
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	67,198
Series 2014 B, 5% 1/1/27	45,000	50,438
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/24 (Pre-Refunded to 1/1/22 @ 100) (b)	50,000	51,737
Series 2013 B, 5% 1/1/26	65,000	70,162
Series 2013 D:
5% 1/1/44	60,000	64,135
5.25% 1/1/29	50,000	53,969
Series 2015 B, 5% 1/1/28	35,000	40,600
Series 2017 A, 5% 1/1/27	20,000	24,495
Series 2017 B, 5% 1/1/33	10,000	11,885
Series 2017 D, 5% 1/1/42 (b)	15,000	17,300
Series 2018 B:
5% 1/1/37	15,000	18,348
5% 1/1/38	30,000	36,597
5% 1/1/48	20,000	23,926
Series 2020 B, 5% 1/1/29	65,000	82,672
Chicago Transit Auth. Series 2011:
5.25% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	65,000	67,198
5.25% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	35,000	36,183
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	30,000	31,543
5% 6/1/25	20,000	23,362
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	42,222
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	43,931
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	51,474
Series 2014 A, 5% 10/1/21	20,000	20,470
Series 2016:
3.25% 5/15/39	115,000	119,113
3.25% 11/15/45	20,000	20,616
4% 1/1/25	10,000	11,307
4% 7/1/30	60,000	68,728
4% 12/1/31	25,000	27,512
4% 12/1/35	50,000	54,530
Series 2018 A:
5% 10/1/41	10,000	12,077
5% 10/1/48	30,000	36,252
Series 2019:
5% 7/1/27	15,000	18,797
5% 1/1/31	115,000	150,903
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	20,000	20,503
4% 1/1/29	55,000	56,003
4% 1/1/30	60,000	61,023
5% 1/1/34	15,000	15,340
Series 2013:
5% 7/1/22	65,000	68,464
5% 7/1/23	105,000	114,677
5.25% 7/1/31	20,000	21,445
Series 2014, 5% 4/1/27	5,000	5,519
Series 2016, 5% 1/1/27	185,000	214,040
Series 2017 A, 4.5% 12/1/41	15,000	16,490
Series 2017 B, 5% 12/1/24	40,000	45,524
Series 2017 C, 5% 11/1/29	65,000	75,906
Series 2017 D, 3.25% 11/1/26	10,000	10,943
Series 2018 A, 5% 10/1/24	30,000	33,988
Series 2018 B, 5% 10/1/24	30,000	33,988
Series 2019 A, 5% 11/1/25	50,000	58,134
Series 2019 B, 5% 9/1/25	15,000	17,378
Series 2020 D, 5% 10/1/25	5,000	5,803
Series November 2016, 4.125% 11/1/31	10,000	11,004
Illinois Sales Tax Rev.:
Series 2011:
3.75% 6/15/25	50,000	50,227
4.25% 6/15/30	5,000	5,021
Series 2013:
5% 6/15/22	35,000	36,631
5% 6/15/23	30,000	32,421
5% 6/15/24	35,000	38,095
5% 6/15/25	45,000	48,845
Series 2016 A, 3% 6/15/33	25,000	25,568
Series 2016 D:
3% 6/15/31	15,000	15,441
3% 6/15/32	100,000	102,603
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	44,567
Series 2015 A, 5% 1/1/40	25,000	29,038
Series 2016 A, 5% 12/1/31	10,000	11,924
Series 2019 B, 5% 1/1/28	80,000	100,778
Series B:
5% 1/1/27	35,000	43,152
5% 1/1/30	5,000	6,532
Series C, 5% 1/1/30	30,000	39,194
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	19,604
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	23,598
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,886
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	36,088
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	6,951
Series 2002:
0% 12/15/23	20,000	19,452
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,538
Series 2012 B:
4.25% 6/15/42	20,000	20,521
5% 12/15/28	10,000	10,434
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	16,106
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	30,710
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	61,629
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	30,000	31,913

TOTAL ILLINOIS		3,600,375

Indiana - 0.4%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	12,158
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	55,508
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	31,939
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	5,838
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	19,118
5% 2/1/54	25,000	30,613
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	18,687
Series 2011 A, 5.5% 2/1/33	5,000	5,018
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	45,940
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	70,000	89,814

TOTAL INDIANA		314,633

Iowa - 0.3%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33	10,000	10,817
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	36,951
Series 2017, 5% 8/1/37	50,000	61,770
Series 2020 A, 5% 8/1/36	55,000	72,101
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	85,000	109,289

TOTAL IOWA		290,928

Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	21,026
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	54,231
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	25,000	27,857
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	55,000	58,736

TOTAL KANSAS		161,850

Kentucky - 0.3%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	39,775
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,367
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	20,000	22,050
5% 9/1/42	25,000	29,148
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	36,535
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	62,432
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	26,344

TOTAL KENTUCKY		275,651

Louisiana - 0.8%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	45,000	53,074
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	90,000	96,535
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	15,000	15,771
Series 2014 D1, 3% 12/1/29	60,000	63,560
Series 2017 A, 5% 4/1/25	25,000	29,420
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	195,000	206,676
Series 2017 A, 3.75% 7/1/47	25,000	26,381
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	54,869
Louisiana Pub. Facilities Auth. Rev.:
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	25,000	25,282
Series 2016, 4% 5/15/41	20,000	21,883
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	23,942
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	27,371
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	25,778

TOTAL LOUISIANA		670,542

Maryland - 2.1%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	47,757
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	25,000	25,870
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 4% 11/1/29	85,000	94,302
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	31,579
Series 2016, 5% 6/1/22	265,000	279,897
Series 2017 B, 5% 8/1/25	40,000	47,765
Series 2019 1, 5% 3/15/31	55,000	71,219
Series 2019, 5% 3/15/30	30,000	38,990
Series A, 5% 3/15/30	30,000	37,923
Series C, 5% 8/1/24	195,000	225,069
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	50,000	54,558
Series 2017 MD, 4% 12/1/46	15,000	16,746
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	85,000	85,057
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.25% 7/1/39	185,000	184,630
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	99,118
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	171,895
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	54,638
Washington Suburban San. District Series 2016 2:
4% 6/1/42	155,000	174,643
5% 6/1/34	65,000	78,119

TOTAL MARYLAND		1,819,775

Massachusetts - 2.8%
Boston Gen. Oblig. Series A, 5% 4/1/26	15,000	18,319
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	13,033
Series A, 5.25% 7/1/28	30,000	39,100
Series B, 5% 7/1/33	85,000	99,150
Series C, 5.5% 7/1/23	5,000	5,592
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	30,000	37,111
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/31	85,000	105,670
Series 2016 A, 5% 7/15/40	25,000	35,962
Series 2016 I, 3% 7/1/32	25,000	26,066
Series 2019 K, 5% 7/1/38	175,000	217,444
Series BB1, 4% 10/1/46	30,000	33,172
Series C, 3% 10/1/45 (FSA Insured)	65,000	66,277
Series D, 4% 7/1/45	45,000	47,016
Series F, 5% 8/15/24	5,000	5,748
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	45,000	51,502
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	67,066
Series A, 5% 6/15/25	25,000	28,598
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,927
Series 2015 D, 5% 9/1/26	50,000	59,542
Series 2016 B:
4% 7/1/33	25,000	28,502
5% 7/1/27	45,000	56,766
Series 2016 G, 3% 9/1/46	40,000	41,503
Series 2017 E, 5% 11/1/24	30,000	34,918
Series 2017 F, 5% 11/1/44	5,000	6,190
Series 2019 A, 5% 1/1/49	70,000	85,548
Series A, 5% 7/1/31	110,000	133,036
Series B:
5% 7/1/26	25,000	30,689
5% 7/1/27	60,000	75,688
Series C:
5% 5/1/30	40,000	53,075
5% 5/1/31	115,000	125,946
Series D, 5% 7/1/26	30,000	36,826
Series E:
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	45,000	48,090
5% 11/1/26	90,000	111,534
Series F, 5% 11/1/40	115,000	143,536
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	15,956
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	100,000	102,590
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	40,000	42,660
Series 2016 B, 5% 11/15/46	20,000	24,015
Series B, 4% 2/15/42	35,000	37,512
Series C:
5% 8/15/33	85,000	100,481
5% 11/15/34	20,000	24,208
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	84,538

TOTAL MASSACHUSETTS		2,406,102

Michigan - 1.3%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (FSA Insured)	65,000	85,374
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	40,000	42,333
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	20,000	20,246
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	41,785
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	43,403
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	10,000	11,121
Series 2016 I, 5% 10/15/21	80,000	82,063
Series I:
5% 4/15/26	10,000	12,003
5% 10/15/28	20,000	24,426
5% 10/15/30	35,000	42,492
Series IA, 5% 10/15/22 (Pre-Refunded to 10/15/21 @ 100)	30,000	30,777
Michigan Fin. Auth. Rev.:
(Charter Co. of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	90,000	101,329
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/29	55,000	71,046
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	5,000	5,703
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	35,000	35,401
Series 2014 D, 5% 7/1/24 (FSA Insured)	35,000	40,021
Series 2016:
3.25% 11/15/42	25,000	26,372
5% 11/15/23	55,000	61,561
Series 2019 A:
4% 2/15/47	30,000	33,896
5% 2/15/34	45,000	56,750
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	25,000	31,693
Series 2010 F, 4% 11/15/47	20,000	22,177
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 A, 3.35% 12/1/31	15,000	15,915
Series 2016 B, 3.5% 12/1/41	5,000	5,319
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	70,343
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	60,863
5% 6/30/28 (b)	45,000	56,462
5% 12/31/31 (b)	15,000	18,603
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	12,187

TOTAL MICHIGAN		1,161,664

Minnesota - 0.9%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	30,130
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	90,000	116,547
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	22,444
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	42,230
Minnesota Gen. Oblig.:
Series 2017 A, 5% 10/1/28	30,000	37,945
Series 2018 B, 3.25% 8/1/36	55,000	60,781
Series 2019 B, 5% 8/1/27	80,000	101,412
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 3% 3/1/24	140,000	151,013
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	90,307
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	32,974
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	15,563
Series 2019, 5% 5/1/48	20,000	24,189
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	91,849

TOTAL MINNESOTA		817,384

Mississippi - 0.4%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	105,000	129,060
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	54,090
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	140,000	155,610
5% 10/15/28	5,000	6,250

TOTAL MISSISSIPPI		345,010

Missouri - 0.6%
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,359
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	40,000	44,282
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	88,404
Series 2014 A:
4% 6/1/32	40,000	43,626
5% 6/1/29	55,000	62,138
Series 2014 F, 4.25% 11/15/48	15,000	16,041
Series 2016, 5% 11/15/28	30,000	36,031
Series 2017 C:
3.625% 11/15/47	25,000	26,667
4% 11/15/49	55,000	60,585
Series 2019 A, 4% 2/15/49	35,000	39,573
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	50,221
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	39,823

TOTAL MISSOURI		522,750

Montana - 0.0%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	24,212
Nebraska - 0.1%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	74,324
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	37,623
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,621

TOTAL NEBRASKA		117,568

Nevada - 0.7%
Clark County Fuel Tax:
Series 2018 B, 5% 12/1/26	65,000	80,372
Series 2019 A:
5% 12/1/24	5,000	5,822
5% 12/1/28	15,000	19,392
Series 2019, 5% 6/1/25	25,000	29,573
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	61,724
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	60,000	68,712
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	30,000	31,771
Las Vegas Convention & Visitors Auth. Series 2018 C, 4% 7/1/48	115,000	126,105
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015, 5% 6/1/39	100,000	114,758
Washoe County School District Series 2017 C, 3.25% 10/1/42 (FSA Insured)	50,000	53,783

TOTAL NEVADA		592,012

New Jersey - 4.1%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	67,462
5% 11/1/31	20,000	24,907
Series UU:
5% 6/15/40	30,000	33,209
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,748
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	24,016
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	20,158
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	22,803
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	16,800
Series 2013 NN:
4% 3/1/29	15,000	15,740
5% 3/1/26	40,000	43,209
5% 3/1/31	10,000	10,725
Series 2013, 5% 3/1/24	50,000	54,155
Series 2014 PP:
4% 6/15/30	15,000	16,141
5% 6/15/27	65,000	73,347
Series 2014 UU, 5% 6/15/30	10,000	11,206
Series 2015 XX, 4% 6/15/24	50,000	55,293
Series B, 5% 11/1/26	5,000	6,061
Series NN, 5% 3/1/28	35,000	37,667
Series UU, 4% 6/15/32	95,000	101,837
Series WW, 5.25% 6/15/28	45,000	52,309
Series XX, 4.375% 6/15/27	15,000	16,932
New Jersey Edl. Facility:
Series 2014 A, 5% 9/1/25	10,000	11,418
Series 2014, 5% 6/15/24	40,000	45,497
Series 2015 A, 5% 7/1/22	145,000	153,794
Series 2015 G, 5% 7/1/22 (Escrowed to Maturity)	25,000	26,513
Series 2017 B, 4% 7/1/35	50,000	58,277
Series A, 4% 7/1/47	40,000	42,850
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,690
Series 2014:
4% 6/1/34	15,000	16,520
5% 6/1/21	55,000	55,400
Series 2016, 5% 6/1/24	25,000	28,497
Series O:
5.25% 8/1/21	35,000	35,555
5.25% 8/1/22	5,000	5,322
Series Q, 5% 8/15/21	30,000	30,082
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	85,000	94,334
5% 10/1/26	90,000	108,710
5% 10/1/27	10,000	12,328
Series 2016, 3% 7/1/32	25,000	26,333
Series 2017 A, 4% 7/1/52	25,000	27,393
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (b)	25,000	26,901
Series 2019 A, 5% 12/1/27	35,000	43,348
Series 2019 B, 3.25% 12/1/39 (b)	65,000	66,209
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	57,102
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	76,784
Series 2005 A, 5.25% 1/1/26 (FSA Insured)	20,000	24,288
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	40,000	43,375
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	35,000	37,118
Series 2014 A, 5% 1/1/29	5,000	5,686
Series 2015 E:
5% 1/1/32	120,000	138,287
5% 1/1/45	45,000	51,660
Series 2016 A, 5% 1/1/33	30,000	35,634
Series 2017 B, 4% 1/1/35	5,000	5,724
Series 2017 E, 5% 1/1/29	10,000	12,463
Series 2017 G:
4% 1/1/43	25,000	28,072
5% 1/1/37	65,000	78,757
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	18,992
0% 12/15/32 (FSA Insured)	10,000	7,923
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,213
Series 2008 A:
0% 12/15/37	5,000	3,156
0% 12/15/38	65,000	39,501
Series 2010 A:
0% 12/15/25	10,000	9,373
0% 12/15/27	30,000	26,735
0% 12/15/29	30,000	25,047
0% 12/15/32	35,000	26,446
0% 12/15/33	10,000	7,299
Series 2011 A, 5% 6/15/26	75,000	75,626
Series 2011 B, 5.5% 6/15/31	60,000	60,535
Series 2012 A, 5% 6/15/42	50,000	52,256
Series 2012 AA:
3.25% 6/15/38	90,000	90,640
4% 6/15/30	50,000	51,533
5% 6/15/38	20,000	20,914
Series 2014 AA, 5% 6/15/38	20,000	22,184
Series 2015 AA, 5.25% 6/15/32	5,000	5,738
Series 2016 A, 5% 6/15/30	25,000	29,156
Series 2016 A-2, 5% 6/15/23	50,000	54,997
Series 2018 A, 5% 12/15/24	20,000	23,119
Series 2019 AA, 4.5% 6/15/49	65,000	73,707
Series A:
0% 12/15/26	70,000	64,111
0% 12/15/31	70,000	54,672
4% 12/15/31	80,000	92,065
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,672
4.25% 12/15/38	20,000	22,716
Series A1, 4.1% 6/15/31	55,000	60,910
Series AA:
4% 6/15/31	10,000	10,299
4% 6/15/36	30,000	33,795
4% 6/15/38	55,000	62,479
5% 6/15/23	5,000	5,496
5% 6/15/44	20,000	21,510
5.25% 6/15/27	30,000	35,063
Series C, 5.25% 6/15/32	35,000	40,088

TOTAL NEW JERSEY		3,521,612

New Mexico - 0.3%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	30,000	31,909
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	50,000	55,317
5% 7/1/25	155,000	184,071

TOTAL NEW MEXICO		271,297

New York - 16.5%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,269
Dorm. Auth. New York Univ. Rev.:
Series 2016 A, 5% 7/1/37	5,000	5,851
Series 2017 A:
5% 7/1/24	30,000	34,408
5% 10/1/29	35,000	43,475
5% 10/1/47	70,000	105,494
Series 2018 A, 5% 7/1/21	10,000	10,117
Series 2018 B, 5% 10/1/38	45,000	55,931
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/44	30,000	33,117
5% 2/15/39	70,000	82,485
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	105,455
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (FSA Insured)	125,000	115,878
Series 2012 B, 5% 9/1/25	35,000	37,282
Series 2016 B, 5% 9/1/46	10,000	11,746
Series 2017:
5% 9/1/23	55,000	61,253
5% 9/1/47	20,000	23,961
Series 2018, 5% 9/1/35	30,000	37,446
Series 2020 A, 5% 9/1/30	105,000	139,919
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	370,000	438,710
Nassau County Swr. & Storm Wtr. Fin. Series A, 5% 10/1/22	655,000	702,223
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	50,289
Series 2013 J, 5% 8/1/21	55,000	55,866
Series 2016, 3% 8/1/34	75,000	78,778
Series 2017, 5% 8/1/27	95,000	118,890
Series 2018 1, 5% 8/1/28	30,000	37,352
Series 2019 D, 5% 12/1/34	25,000	31,219
Series 2019 E:
5% 8/1/25	120,000	142,389
5% 8/1/34	70,000	87,540
Series 2020 A, 4% 8/1/44	80,000	90,494
Series 2020 A1, 5% 8/1/35	150,000	189,453
Series A, 5% 8/1/37	140,000	167,398
Series B1, 5% 10/1/32	55,000	70,395
Series C, 3% 8/1/29	50,000	54,253
Series E:
5% 8/1/25	15,000	16,293
5% 8/1/26	25,000	30,542
Series F, 5% 8/1/24	35,000	38,825
Series F1, 5% 3/1/27	80,000	87,092
Series J, 5% 8/1/24	35,000	40,221
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (a)	60,000	64,840
Series 2016 I1A, 3.95% 11/1/36	10,000	10,867
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	102,188
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (a)	25,000	25,072
Series 2019 E1, 3.25% 11/1/49	35,000	36,525
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	12,193
0% 3/1/44	90,000	45,738
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	7,340
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	11,821
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 5% 6/15/38	65,000	71,225
Series 2015 HH, 5% 6/15/29	5,000	5,888
Series 2016 CC1, 4% 6/15/38	25,000	28,656
Series 2017 DD, 5.25% 6/15/47	60,000	73,821
Series 2018 AA, 5% 6/15/37	25,000	30,262
Series 2018 CC, 4% 6/15/37	60,000	68,625
Series 2018 DD1, 5% 6/15/48	140,000	169,799
Series 2019 DD, 5.25% 6/15/49	60,000	73,876
Series 2020 CC1, 4% 6/15/49	65,000	74,894
Series BB, 5% 6/15/49	90,000	112,039
Series CC:
4% 6/15/42	15,000	17,485
5% 6/15/30	25,000	32,851
Series DD:
5% 6/15/25	60,000	67,591
5% 6/15/36	55,000	62,568
Series EE, 5% 6/15/34	45,000	53,703
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1:
5% 7/15/24	110,000	126,550
5% 7/15/43	75,000	85,566
Series 2015 S2, 5% 7/15/40	80,000	92,876
Series 2018 S4, 5% 7/15/31	10,000	12,592
Series S1:
5% 7/15/27	55,000	63,878
5% 7/15/35	95,000	116,595
Series S4, 5.25% 7/15/35	35,000	44,109
New York City Transitional Fin. Auth. Rev.:
Series 2011 A, 5% 11/1/23	100,000	102,845
Series 2014, 5% 11/1/25	55,000	62,822
Series 2016 A, 5% 5/1/40	105,000	123,823
Series 2017 B, 4% 8/1/37	50,000	55,932
Series 2017 F, 5% 5/1/31	50,000	61,327
Series 2018 A2, 5% 8/1/39	55,000	66,916
Series 2018 B, 4% 8/1/36	50,000	57,721
Series 2018 C3, 4% 5/1/44	10,000	11,276
Series 2019 A, 5% 8/1/40	75,000	91,861
Series 2019 C, 4% 11/1/37	70,000	80,891
Series A, 4% 11/1/35	20,000	23,717
Series A1, 5% 5/1/23	40,000	43,991
Series B, 4% 8/1/39	5,000	5,723
Series B1, 5% 11/1/37	100,000	118,905
Series C:
3.25% 11/1/43	30,000	31,802
4% 2/1/27	135,000	159,486
Series C1:
4% 5/1/40	90,000	104,764
4% 5/1/44	120,000	138,073
Series E, 5% 2/1/40	115,000	137,919
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	57,962
4% 4/1/27	35,000	40,992
4% 4/1/28	40,000	46,540
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B, 0% 11/15/44	25,000	12,059
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	234,457
Series 2016 D, 5% 2/15/26	40,000	48,362
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	27,653
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	15,000	15,539
5% 7/1/30	30,000	39,080
Series 2014 A, 5.5% 1/1/39	30,000	32,139
Series 2015 A:
3.75% 7/1/46	55,000	58,488
5% 5/1/21	115,000	115,389
5% 7/1/21	60,000	60,649
5% 5/1/33	35,000	39,904
Series 2018 A, 5% 8/1/29	105,000	130,390
Series 2019 A:
4% 7/1/45	30,000	34,489
5% 7/1/23	135,000	149,515
5% 7/1/27	100,000	125,245
Series 2019 C, 4% 7/1/49	30,000	34,297
Series 2020 A2, 5% 7/1/31	25,000	33,417
Series 2020, 3% 2/1/50	100,000	103,819
New York Dorm. Auth. Sales Tax Rev.:
Series 2013 A, 5% 3/15/24	155,000	169,363
Series 2016 A, 5% 3/15/29	70,000	85,679
Series 2017 A:
5% 3/15/43	75,000	89,379
5% 3/15/44	15,000	17,845
Series 2018, 5% 3/15/48	25,000	30,421
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	44,092
Series 2019 B, 5% 6/15/31	25,000	32,765
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	30,000	38,532
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/30	225,000	186,406
0% 11/15/32	60,000	46,721
5% 11/15/23	30,000	32,234
5% 11/15/25	80,000	85,855
Series 2016 A, 5% 11/15/26	35,000	43,003
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	15,000	15,510
Series 2012 E, 3.5% 11/15/32	155,000	159,801
Series 2012 F:
5% 11/15/25	45,000	47,982
5% 11/15/30	220,000	232,679
Series 2013 C, 5% 11/15/21	50,000	51,396
Series 2014 D1, 5% 11/15/33	170,000	191,122
Series 2015 D1, 5% 11/15/31	20,000	23,088
Series 2015 F, 3.25% 11/15/31	160,000	168,871
Series 2016 B, 5% 11/15/29	115,000	136,604
Series 2016 C, 4% 11/15/26	65,000	74,929
Series 2016 D, 5% 11/15/27	30,000	35,961
Series 2017 B, 5% 11/15/23	55,000	61,199
Series 2017 C1:
5% 11/15/24	40,000	46,043
5% 11/15/25	15,000	17,748
5% 11/15/28	35,000	43,245
Series 2017 D, 4% 11/15/42	15,000	16,416
Series 2018 B:
5% 11/15/25	15,000	17,748
5% 11/15/27	80,000	98,505
5% 11/15/28	50,000	62,545
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	83,788
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	40,205
Series 2017 B, 5% 2/15/39	110,000	133,933
Series 2019 A, 5% 3/15/40	15,000	18,483
Series 2021 A, 4% 3/15/43	150,000	173,051
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	185,000	209,141
Series 2019 A, 5% 2/15/49	30,000	37,547
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	10,324
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	66,561
Series 2019 R, 3.15% 11/1/54	5,000	5,116
Series L, 3.45% 11/1/42	15,000	15,750
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	15,000	15,414
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	15,279
New York State Urban Dev. Corp. Series 2020 A, 4% 3/15/45	310,000	353,278
New York State Urban Eev Corp. Series 2019 A:
4% 3/15/46	30,000	34,089
5% 3/15/39	200,000	250,557
New York Thruway Auth. Gen. Rev.:
Series 2014 K, 5% 1/1/23	240,000	259,504
Series 2016 A, 5% 1/1/51	35,000	40,606
Series J, 5% 1/1/27	175,000	196,350
Series K:
5% 1/1/28	40,000	46,352
5% 1/1/29	50,000	57,880
Series L, 5% 1/1/34	35,000	43,081
New York Thruway Auth. Personal Income Tax Rev. Series 2012 A, 5% 3/15/30	70,000	71,439
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	18,123
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	20,000	21,459
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 4% 12/1/40 (b)	70,000	77,863
(Term. one Group Assoc., L.P. Proj.) Series 2015, 5% 1/1/23 (b)	110,000	118,436
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,894
Series 2016 A, 5% 3/15/26	40,000	48,464
Series 2017 C, 5% 3/15/27	90,000	111,753
Series 2019 A:
5% 3/15/42	10,000	12,264
5% 3/15/44	25,000	30,808
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	94,593
5% 12/1/40	65,000	81,767
Oyster Bay Gen. Oblig.:
Series 2018, 5% 2/15/23	105,000	113,053
Series 2021, 4% 3/1/23	90,000	95,842
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,596
5% 5/1/27	10,000	11,176
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	51,580
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	60,000	70,621
Series 2012 B:
5% 11/15/23	100,000	107,707
5% 11/15/29	35,000	37,650
Series 2013 A, 0% 11/15/32	90,000	70,081
Series 2016 A, 5% 11/15/41	25,000	29,671
Series 2018 C, 5% 11/15/37	25,000	31,083
Series 2019 A, 5% 11/15/49	40,000	48,899
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	16,114
Series 2017, 5% 12/15/41	50,000	61,667
Westchester County Healthcare Series 2000 A, 5% 11/1/22 (Pre-Refunded to 11/1/21 @ 100)	90,000	92,506
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	30,785

TOTAL NEW YORK		14,277,391

New York And New Jersey - 1.3%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	70,434
5% 5/1/30	80,000	93,595
Series 194, 5% 10/15/30	15,000	17,790
Series 198, 5% 11/15/46	50,000	59,682
Series 2018 209, 5% 7/15/36	115,000	143,063
Series 202, 5% 10/15/30 (b)	30,000	36,451
Series 207, 5% 9/15/26 (b)	5,000	6,084
Series 209:
5% 7/15/21	250,000	253,394
5% 7/15/31	30,000	37,919
Series 211, 4% 9/1/43	55,000	62,860
Series 212, 5% 9/1/32	175,000	224,243
Series 214, 5% 9/1/33 (b)	60,000	75,182

TOTAL NEW YORK AND NEW JERSEY		1,080,697

North Carolina - 1.6%
Cape Fear Pub. Utillity Auth. Series 2016, 5% 8/1/28	105,000	127,987
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	115,000	121,960
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	65,775
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	28,994
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	85,707
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	70,000	79,554
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	72,859
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	12,010
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	105,000	113,662
Series 2016 A, 5% 6/1/27	40,000	48,769
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	81,326
Series 2019:
5% 3/1/31	5,000	6,395
5% 3/1/32	30,000	38,194
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	35,469
Series 2020 B, 5% 5/1/29	35,000	45,833
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2012 A, 4% 12/1/45	10,000	10,249
Series 2016 A, 5% 6/1/28	140,000	178,808
Series 2020 A, 4% 10/1/45	45,000	50,025
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018:
5% 1/1/28	100,000	124,204
5% 1/1/30	55,000	68,643

TOTAL NORTH CAROLINA		1,396,423

North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series C, 3.35% 7/1/42	40,000	42,175
Ohio - 2.4%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/27	25,000	31,304
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	180,000	202,735
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	27,957
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	34,252
Series 2018 A, 5% 4/1/30	30,000	38,682
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	5,690
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	36,463
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	100,718
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (FSA Insured)	155,000	139,880
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	68,796
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	55,000	61,874
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	27,874
5% 9/15/26	35,000	43,176
Series 2015 C, 5% 11/1/28	25,000	29,358
Series 2016 A, 5% 12/15/22	150,000	162,387
Series 2017 C, 5% 8/1/26	20,000	24,587
Series 2018 A, 5% 2/1/29	15,000	18,040
Series 2019 A, 5% 5/1/27	90,000	112,808
Series R, 5% 5/1/24	110,000	125,753
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	49,655
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	30,000	34,395
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	20,000	21,184
4% 3/1/49	15,000	16,003
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	49,717
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	46,675
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2005 A, 0% 2/15/43	30,000	17,156
Series A, 5% 2/15/48 (Pre-Refunded to 2/15/23 @ 100)	100,000	108,932
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	69,272
Ohio Wtr. Dev. Auth. Rev. Series 2016 B, 5% 6/1/24	100,000	114,734
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2019 B, 3% 6/1/46	35,000	37,469
Series 2020 A:
5% 12/1/37	115,000	149,608
5% 12/1/38	55,000	71,338
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	16,147

TOTAL OHIO		2,094,619

Oklahoma - 0.8%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	45,888
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	224,736
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	11,594
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	33,994
5% 1/1/47	30,000	35,386
Series 2017 D:
5% 1/1/25	100,000	116,647
5% 1/1/26	5,000	6,014
5% 1/1/27	100,000	123,736
Series 2017 E, 4% 1/1/31	100,000	115,203
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,771

TOTAL OKLAHOMA		718,969

Oregon - 1.3%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	90,000	110,179
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	40,719
0% 6/15/39	10,000	6,558
Series B, 0% 6/15/34	20,000	15,366
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	9,496
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	60,000	75,312
Oregon Dept. of Trans. Hwy. User Tax Rev.:
Series 2012 A, 5% 11/15/23 (Pre-Refunded to 11/15/22 @ 100)	225,000	242,667
Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	80,000	90,040
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	38,744
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	55,000	67,751
Series A, 4% 5/1/37	75,000	89,195
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	35,000	41,239
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	70,000	82,163
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	95,000	101,860
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	66,622
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	10,000	10,705

TOTAL OREGON		1,088,616

Pennsylvania - 3.6%
Allegheny County Series C77, 5% 11/1/43	25,000	30,806
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	33,673
Berks County Muni. Auth. Rev. (The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	95,000	95,084
Bristol School District Series 2013, 5% 6/1/40	30,000	32,697
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	15,000	17,000
Delaware County Auth. College Rev. Series 2017 A, 5% 10/1/42	140,000	167,073
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	12,710
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,906
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	10,439
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	95,000	104,978
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A:
5% 11/15/27	125,000	157,568
5% 11/15/28	85,000	106,453
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	22,117
5% 12/31/28 (b)	40,000	47,521
Pennsylvania Gen. Oblig.:
Series 2012, 5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	105,000	110,928
Series 2013, 5% 10/15/22	20,000	21,454
Series 2015 1:
5% 8/15/23	5,000	5,561
5% 3/15/26	85,000	100,322
Series 2015:
4% 8/15/34	25,000	28,041
5% 3/15/24	70,000	79,560
5% 8/15/32	60,000	70,800
Series 2016 2, 3% 9/15/36	15,000	15,888
Series 2016, 5% 9/15/23	35,000	39,057
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A, 5% 9/1/39	135,000	151,825
Series 2016 C:
3% 8/15/41	35,000	36,661
5% 8/15/25	55,000	65,605
Pennsylvania Hsg. Fin. Agcy. Series 2019 128B, 3.85% 4/1/38	25,000	27,265
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	35,000	35,314
Series 2017 123B:
3.45% 10/1/32	15,000	16,070
3.9% 10/1/37	25,000	25,000
Series 2017 125B, 3.65% 10/1/42	20,000	21,248
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	115,000	141,052
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (FSA Insured)	35,000	39,023
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (c)	20,000	19,478
Series 2014 A, 0% 12/1/39 (c)	35,000	36,067
Series 2014 C:
5% 12/1/39	150,000	171,913
5% 12/1/44	50,000	57,000
Series 2015 A1, 5% 12/1/26	115,000	135,817
Series 2017 B, 5.25% 6/1/47	55,000	67,162
Series 2017, 5% 12/1/40	10,000	12,137
Series 2019 A:
5% 12/1/34	100,000	128,757
5% 12/1/35	35,000	44,471
Series 2019, 5% 12/1/32	10,000	12,689
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	116,258
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	50,681
Series 2017 A, 4% 9/1/42	25,000	27,701
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	45,000	45,565
Series 2015 B, 5% 8/1/25	15,000	17,742
Series 2017 A, 5% 8/1/23	20,000	22,107
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	12,303
Series 2016 F, 5% 9/1/21	155,000	157,976
Series 2018 B, 4% 9/1/43	20,000	22,637
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,933
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	51,303

TOTAL PENNSYLVANIA		3,103,396

Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	79,227
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2002 E, 5.5% 7/1/21 (FSA Insured)	175,000	176,683
Rhode Island - 0.1%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	104,033
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	20,000	22,485

TOTAL RHODE ISLAND		126,518

South Carolina - 0.8%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	21,234
Charleston Wtrwks. & Swr. Rev. Series 2015, 5% 1/1/45 (Pre-Refunded to 1/1/25 @ 100)	110,000	128,669
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	25,666
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	25,432
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	85,000	103,187
South Carolina Pub. Svc. Auth. Rev.:
Series 2013, 5.125% 12/1/43	105,000	116,764
Series 2014 A, 5.5% 12/1/54	25,000	28,272
Series 2014 C:
5% 12/1/29	25,000	28,686
5% 12/1/36	25,000	28,453
Series 2015, 5% 12/1/23	60,000	67,303
Series 2016 A, 3.25% 12/1/35	10,000	10,719
Series A, 3% 12/1/41	20,000	21,185
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	54,528

TOTAL SOUTH CAROLINA		660,098

Tennessee - 1.1%
Blount County Series 2016 B, 5% 6/1/27	70,000	85,305
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	20,921
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	32,368
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	37,739
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	32,273
Series 2016 A, 4% 1/1/42	15,000	16,292
Series 2019, 4% 11/15/43	5,000	5,552
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	76,863
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	45,000	51,142
4% 7/1/54	35,000	39,610
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	20,000	22,690
Series 2006 A, 5.25% 9/1/26	20,000	24,281
Series 2006 C:
5% 2/1/24	15,000	16,777
5% 2/1/27	15,000	17,986
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	60,316
Tennessee Hsg. Dev. Agcy. Series 2012 2C:
3.1% 7/1/28	80,000	80,942
3.8% 7/1/43	45,000	45,298
Tennessee Hsg. Dev. Agcy. Residential Series 2020 1A, 2.4% 1/1/44	25,000	25,109
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39 (Pre-Refunded to 5/1/22 @ 100)	180,000	189,329
Series A, 5% 11/1/42	50,000	60,692

TOTAL TENNESSEE		941,485

Texas - 8.4%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	61,622
Alvin Independent School District Series 2019, 3.375% 2/15/40	15,000	16,669
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	67,001
Series 2017, 4% 8/1/33	5,000	5,769
Series 2019, 4% 8/1/35	25,000	29,473
Bexar County Gen. Oblig. Series 2013 B, 5% 6/15/43 (Pre-Refunded to 6/15/23 @ 100)	200,000	221,149
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	16,206
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	15,000	15,907
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	170,000	189,223
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	60,000	65,063
Series 2016, 3.375% 1/1/41	45,000	47,605
City of Denton Series 2017, 4% 2/15/47	15,000	16,753
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	54,531
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	44,136
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	85,003
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	58,191
Series 2020 A, 3% 2/15/35	180,000	206,995
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	95,814
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 C, 5% 11/1/45	120,000	123,147
Series 2013 D, 5.25% 11/1/25	35,000	35,994
Series 2013 F, 5% 11/1/21	30,000	30,823
Series 2014 A, 5.25% 11/1/27 (b)	10,000	11,191
Series 2020 A, 5% 11/1/30	65,000	85,795
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	40,000	49,698
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	22,135
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	60,000	69,423
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	22,883
Fort Bend Independent School District Series 2017 E, 5% 2/15/27	135,000	168,099
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	34,592
Series 2019, 4% 8/15/39	35,000	41,473
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/31 (c)	165,000	189,137
0% 10/1/32 (c)	35,000	40,125
0% 10/1/48 (c)	70,000	79,005
Series 2018 A, 5% 10/1/37	40,000	49,563
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	58,870
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	42,191
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	8,784
Series 2014:
0% 11/15/48 (FSA Insured)	40,000	12,054
0% 11/15/49 (FSA Insured)	35,000	9,990
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	20,000	24,254
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	25,000	24,281
0% 9/1/33 (AMBAC Insured)	120,000	85,307
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	26,680
Houston Independent School District:
Series 2013 A:
5% 2/15/22	25,000	26,050
5% 2/15/24	15,000	16,317
Series 2017:
5% 2/15/22	15,000	15,630
5% 2/15/23	20,000	21,798
5% 2/15/27	30,000	37,453
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/25	50,000	58,078
Series 2017 B, 5% 11/15/29	90,000	112,868
Houston Wtr. & Swr. Sys. Rev.:
Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	46,881
Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	74,931
Humble Independent School District Series 2020 A, 2% 2/15/42	100,000	96,990
Katy Independent School District Series 2019, 4% 2/15/40	35,000	40,828
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	32,001
Series 2016 A:
0% 8/16/44	30,000	13,410
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 100)	10,000	4,623
Lewisville Independent School District Series 2019, 4% 8/15/36	85,000	99,640
Love Field Arpt. Modernization Corp. (Southwest Airlines Co. Love Field Modernization Prog. Proj.) Series 2010, 5.25% 11/1/40	100,000	101,997
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/30	195,000	226,952
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	12,066
Midland County No. 1 (City of Midland Proj.) Series 2012 A:
0% 9/15/33	150,000	103,426
0% 9/15/35	50,000	30,791
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A, 4% 8/15/40	105,000	118,282
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	44,735
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2016, 3% 6/1/46	50,000	52,227
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	75,000	65,071
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	7,724
0% 1/1/35 (Assured Guaranty Corp. Insured)	30,000	22,500
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	18,167
Series 2015 A, 5% 1/1/27	100,000	116,001
Series 2017 B, 5% 1/1/25	35,000	37,773
Series 2018:
4.25% 1/1/49	5,000	5,592
5% 1/1/48	70,000	83,058
Port Houston Auth. Harris County Series 2018 A, 5% 10/1/28 (b)	90,000	116,114
Rockwall Independent School District Series 2016, 5% 2/15/46 (Pre-Refunded to 2/15/25 @ 100)	110,000	129,228
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	170,000	170,098
San Antonio Elec. & Gas Sys. Rev. Series 2015:
5% 2/1/23	80,000	86,919
5% 2/1/27	30,000	36,083
5% 2/1/32	45,000	53,473
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	175,000	205,285
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	25,616
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	24,678
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	61,258
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	50,000	53,978
(Baylor Scott & White Health Proj.) Series 2016 A, 3% 11/15/33	100,000	106,131
Texas A&M Univ. Rev. Series 2017 E, 5% 5/15/35	50,000	61,200
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	35,976
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	75,000	76,796
5% 10/1/23	15,000	16,788
5% 10/1/25	110,000	127,458
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	56,859
Series 2015 A, 5% 10/1/24	45,000	52,227
Series 2016 A, 5% 4/1/30	50,000	60,433
Series 2017 B:
5% 10/1/29	110,000	138,201
5% 10/1/33	35,000	43,442
Series 2018 B, 5% 8/1/24	30,000	34,615
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Series 2002 A, 0% 8/15/21 (AMBAC Insured)	160,000	159,742
Series A, 0% 8/15/29 (AMBAC Insured)	15,000	12,918
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A:
4% 8/15/38	40,000	41,231
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	45,000	47,992
Series 2015 C, 5% 8/15/34	55,000	61,588
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	73,379
Series 2018 A, 4% 10/15/37	10,000	11,794
Series 2018 B, 4% 10/15/34	5,000	6,010
Series 2019 A, 4% 10/15/49	160,000	187,410
Series 2020, 5% 8/1/33	55,000	72,386
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/32	60,000	76,491
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	56,621
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 C, 5% 8/15/21	20,000	20,354
Series 2016 J:
5% 8/15/24	115,000	132,664
5% 8/15/25	60,000	71,569
5% 8/15/26	20,000	24,578
Series 2017 B, 3.375% 8/15/44	15,000	16,449
Series 2019 A, 5% 8/15/31	15,000	19,458
Waller Independent School District Series 2020, 4% 2/15/50	15,000	17,469

TOTAL TEXAS		7,269,423

Utah - 0.3%
Univ. of Utah Gen. Revs. Series 2017 A, 5% 8/1/29	20,000	24,944
Utah County Hosp. Rev. Series 2016 B, 3% 5/15/47	145,000	149,458
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26	10,000	11,821
5% 6/15/29	20,000	23,470
Series 2016, 4% 12/15/29	25,000	28,250

TOTAL UTAH		237,943

Virginia - 1.6%
Arlington County Series 2019, 4% 6/15/35	85,000	102,324
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	11,159
Series 2017, 5% 3/15/27	15,000	18,779
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	47,468
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	90,000	98,957
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46	30,000	35,915
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	35,000	37,378
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	44,852
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (a)	30,000	38,992
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Progs.) Series 2014 A, 5% 2/1/24	100,000	113,170
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	11,731
Series 2017 E, 5% 2/1/24	45,000	50,927
Series 2019 C, 5% 2/1/30	45,000	58,267
Series 2017 A:
5% 2/1/23	80,000	87,042
5% 2/1/24	60,000	67,902
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	56,923
Series 2016, 3% 5/15/40	45,000	47,375
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	41,323
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 A, 3% 8/1/35	15,000	16,052
Series 2018 A, 5% 8/1/28	25,000	32,265
Virginia Resources Auth. Clean Wtr. Rev. Series 2015, 5% 10/1/23	250,000	279,200
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	36,049
Series 2012, 5.25% 1/1/32 (b)	60,000	62,871
Series 2014, 4% 10/1/38	5,000	5,463

TOTAL VIRGINIA		1,402,384

Washington - 3.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	55,545
5% 11/1/35	65,000	79,159
5% 11/1/36	90,000	109,332
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	21,634
Energy Northwest Elec. Rev.:
Series 2016 A:
5% 7/1/26	120,000	121,367
5% 7/1/28	10,000	12,172
Series 2017 A, 5% 7/1/26	50,000	52,956
Series 2018 C, 5% 7/1/33	65,000	82,175
Series 2020 A, 5% 7/1/28	30,000	38,649
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	45,000	53,961
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	38,421
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	26,874
King County School District 210 Series 2018, 5% 12/1/30	90,000	112,922
Port of Seattle Rev.:
Series 2017 C, 5% 5/1/32 (b)	170,000	201,527
Series 2018 B:
5% 5/1/24 (b)	75,000	84,681
5% 5/1/25 (b)	65,000	75,676
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	40,000	43,072
Washington Gen. Oblig.:
(SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/41	230,000	231,719
Series 2013 A, 4% 8/1/35	55,000	57,074
Series 2014 A, 5% 8/1/26	10,000	11,088
Series 2014 B:
5% 8/1/29	25,000	27,664
5% 8/1/31	55,000	60,834
Series 2014 E, 5% 2/1/32	90,000	101,175
Series 2015 B, 5% 2/1/28	40,000	46,703
Series 2015 G, 5% 7/1/26	100,000	116,769
Series 2015 H:
5% 7/1/26	25,000	29,192
5% 7/1/29	15,000	17,455
Series 2016 A1, 5% 8/1/29	90,000	106,792
Series 2016 B, 5% 7/1/32	50,000	59,492
Series 2016 C, 5% 2/1/35	30,000	35,640
Series 2018 D, 5% 8/1/28	30,000	37,708
Series 2020 A, 5% 1/1/26	20,000	24,159
Series 2020 E, 5% 6/1/45	55,000	69,360
Series 2021 A, 5% 8/1/39	125,000	161,841
Series R 2015 C, 5% 7/1/27	25,000	29,162
Series R 2017 A, 5% 8/1/33	40,000	48,379
Series R, 5% 7/1/29	100,000	116,364
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	51,165
Series 2012 A, 5% 10/1/38	5,000	5,682
Series 2014 C, 4% 10/1/44	55,000	58,944
Series 2015 B, 5% 8/15/24	185,000	213,014
Series 2017 B, 3.5% 8/15/38	70,000	75,249
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	40,923
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	90,005
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	40,127

TOTAL WASHINGTON		3,173,802

West Virginia - 0.3%
West Virginia Gen. Oblig. Series 2019 A, 5% 12/1/32	195,000	252,429
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	20,819

TOTAL WEST VIRGINIA		273,248

Wisconsin - 0.9%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	53,171
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	5,217
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	47,434
Pub. Fin. Auth. Student Hsg. (CHF - Wilmington, L.L.C. - Univ. of North Carolina At Wilmington Proj.) Series 2018, 4.125% 7/1/43 (FSA Insured)	30,000	33,261
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	49,546
Series 2016 2, 5% 11/1/29	65,000	78,893
Series 3, 5% 11/1/31	25,000	30,865
Series A, 4% 5/1/27	20,000	23,309
Series D, 5% 5/1/23	115,000	126,525
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	11,476
Series 2016 A:
3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	56,104
3.5% 2/15/46	20,000	20,422
4% 11/15/39	50,000	55,594
Series 2017 A, 5% 4/1/28	5,000	6,177
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	15,189	15,879
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	76,772
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	41,863
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	12,544

TOTAL WISCONSIN		745,052

Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	31,930
TOTAL MUNICIPAL BONDS
(Cost $84,085,667)		85,363,960
	Shares	Value

Money Market Funds - 0.0%
Fidelity Municipal Cash Central Fund 0.09% (d)(e)
(Cost $28,000)	27,997	28,003
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $84,113,667)		85,391,963
NET OTHER ASSETS (LIABILITIES) - 1.2%		1,049,935
NET ASSETS - 100%		$86,441,898

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$496
Total	$496

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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